RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 178	$ 176	$ 263
Lease expense	451	411	379
Revenues derived from a related party	14	33	37
C. Mer Industries Ltd. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	12	11	11
Revenues derived from a related party	$ 14	33	33
Mr. Roger Challen [Member]
Related Party Transaction [Line Items]
Ownership interest	12.50%
Lease expense	$ 56	56	56
Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 9	$ 9	30
Athena Ltd. [Member]
Related Party Transaction [Line Items]
Amount of related party transaction			$ 65